Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision For Loss On Insurance Contracts [Roll Forward]
Provision for losses and loss adjustment expenses – January 1	$ 29,081.7	$ 28,610.8
Decrease in estimated losses and expenses for claims occurring in the prior years	(166.5)	(462.7)
Losses and expenses for claims occurring in the current year	11,927.5	11,165.8
Paid on claims occurring during:
the current year	(2,830.3)	(2,474.6)
the prior years	(7,733.7)	(7,566.3)
Acquisitions of subsidiaries (note 23)	44.0	564.6
Liabilities associated with assets held for sale (note 23)	(1,830.8)	0.0
Foreign exchange effect and other	8.3	(755.9)
Provision for losses and loss adjustment expenses – December 31	$ 28,500.2	$ 29,081.7